UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	May 15, 2007

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  260545

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Adobe Systems		COM	00724F101   10,653	255,470	 SH	NA	SOLE	NA	SOLE
American Express	COM	025816109    5,167	91,620	 SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	31162100     4,052	72,510	 SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106    5,648	150,200	 SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109    9,840	127,970	 SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207    9,286	2,551	 SH	NA	SOLE	NA	SOLE
Biomet, Inc.		COM	090613100    8,354	196,600	 SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101    8,744	169,230	 SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102    7,769	304,300	 SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103    9,421	141,050	 SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101    5,008	215,780	 SH	NA	SOLE	NA	SOLE
Goldman Sachs		COM	38141G104    8,538	41,320	 SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101    7,581	80,430	 SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103    8,169	298,560	 SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104    8,362	138,760	 SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103    8,298	121,150	 SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104    7,348	232,100	 SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104    7,695	157,520	 SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101   14,229	315,860	 SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106    7,729	157,550	 SH	NA	SOLE	NA	SOLE
Merck & Co.		COM	589331107    6,433	145,650	 SH	NA	SOLE	NA	SOLE
Merrill Lynch		COM	590188108    6,815	83,450	 SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108    9,935	157,320	 SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104    7,532	212,000	 SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104    9,532	342,010	 SH	NA	SOLE	NA	SOLE
Morgan Stanley 		COM	617446448    5,399	68,550	 SH	NA	SOLE	NA	SOLE
News Corp.		COM	65248E208    9,211	376,400	 SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108   11,101	174,650	 SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109    9,762	154,557	 SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304    7,805	223,200	 SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106    6,012	85,760	 SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105    9,118	179,034	 SH	NA	SOLE	NA	SOLE


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